Major exchange rates (Details)	12 Months Ended
	Dec. 31, 2019 € / $	Dec. 31, 2019 € / $ £ / $	Dec. 31, 2018 € / $	Dec. 31, 2018 € / $ £ / $	Dec. 31, 2017 € / $	Dec. 31, 2017 € / $ £ / $	Dec. 31, 2019 £ / $	Dec. 31, 2018 £ / $	Dec. 31, 2017 £ / $
Effects Of Changes In Foreign Exchange Rates [Abstract]
closing rates	1.1234	1.1234	1.1450	1.1450	1.1993	1.1993	1.3204	1.2800	1.3517
average rates	1.1213	1.2755	1.1838	1.3374	1.1249	1.2880